MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Amortized cost
Due in one year or less	$ 2,480
Due after five through ten years	2,205
Due after ten years	625
Total	8,678	$ 9,523
Fair value
Due in one year or less	2,512
Due after one through five years	3,454
Due after five through ten years	2,232
Due after ten years	631
Total	$ 8,815	9,990
HELD TO MATURITY, Weighted average yield
Due in one year or less	4.73%
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years
Due after five through ten years	262
Due after ten years	129,059
Total	129,321	137,416
Fair value
Due in one year or less
Due after one through five years
Due after five through ten years	268
Due after ten years	129,913
Total	$ 130,181	$ 137,679
HELD TO MATURITY, Weighted average yield
Due in one year or less	0.00%
Due after one through five years	0.00%
Due after five through ten years	2.50%
Due after ten years	2.14%
Total	2.14%